Cover	Mar. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2026
Entity File Number	001-36469
Entity Registrant Name	HEALTHIER CHOICES MANAGEMENT CORP.
Entity Central Index Key	0000844856
Entity Tax Identification Number	84-1070932
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3800 N. 28th Way, #1
Entity Address, City or Town	Hollywood
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33020
City Area Code	(888)
Local Phone Number	766-5351
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false